Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ 9,856	$ 12,299	$ 16,953
Other comprehensive loss (income):
Net unrealized loss (gain) on available for sale securities	4	(78)	(121)
Comprehensive loss	$ 9,860	$ 12,221	$ 16,832